Offsetting financial liabilities (Detail) - USD ($) $ in Billions		Dec. 31, 2018	Dec. 31, 2017
Netting recognized on the balance sheet
Gross liabilities before netting		$ 260.4	$ 239.0
Netting with gross assets	[1]	(97.2)	(82.0)
Net liabilities recognized on the balance sheet		163.2	157.0
Netting potential not recognized on the balance sheet
Financial assets	[2]	(110.7)	(110.0)
Collateral pledged	[2]	(32.6)	(22.7)
Liabilities after consideration of netting potential	[2]	19.8	24.3
Liabilities not subject to netting arrangements
Liabilities recognized on the balance sheet	[3]	35.4	27.3
Total liabilities
Total liabilities after consideration of netting potential		55.2	51.6
Total liabilities recognized on the balance sheet		198.5	184.3
Payables from securities financing transactions
Netting recognized on the balance sheet
Gross liabilities before netting	[4]	20.6	92.5
Netting with gross assets	[1],[4]	(12.4)	(78.8)
Net liabilities recognized on the balance sheet	[4]	8.3	13.7
Netting potential not recognized on the balance sheet
Financial assets	[2],[4]	(3.6)	(7.7)
Collateral pledged	[2],[4]	(4.7)	(6.0)
Liabilities after consideration of netting potential	[2],[4]	0.0	0.0
Liabilities not subject to netting arrangements
Liabilities recognized on the balance sheet	[3],[4]	2.0	3.8
Total liabilities
Total liabilities after consideration of netting potential	[4]	2.0	3.8
Total liabilities recognized on the balance sheet	[4]	10.3	17.5
Derivative financial instruments - Liabilities
Netting recognized on the balance sheet
Gross liabilities before netting		124.1	114.3
Netting with gross assets	[1]	(4.3)	(2.1)
Net liabilities recognized on the balance sheet		119.8	112.2
Netting potential not recognized on the balance sheet
Financial assets	[2]	(90.8)	(85.6)
Collateral pledged	[2]	(20.9)	(15.4)
Liabilities after consideration of netting potential	[2]	8.1	11.2
Liabilities not subject to netting arrangements
Liabilities recognized on the balance sheet	[3]	5.9	6.9
Total liabilities
Total liabilities after consideration of netting potential		14.0	18.1
Total liabilities recognized on the balance sheet		125.7	119.1
Cash collateral payables on derivative instruments
Netting recognized on the balance sheet
Gross liabilities before netting	[5]	29.0	30.2
Netting with gross assets	[1],[5]	(2.3)	(1.1)
Net liabilities recognized on the balance sheet	[5]	26.7	29.2
Netting potential not recognized on the balance sheet
Financial assets	[2],[5]	(14.2)	(16.7)
Collateral pledged	[2],[5]	(1.2)	(1.2)
Liabilities after consideration of netting potential	[2],[5]	11.3	11.3
Liabilities not subject to netting arrangements
Liabilities recognized on the balance sheet	[3],[5]	2.2	1.9
Total liabilities
Total liabilities after consideration of netting potential	[5]	13.5	13.1
Total liabilities recognized on the balance sheet	[5]	28.9	31.0
Other financial liabilities designated at fair value
Netting recognized on the balance sheet
Gross liabilities before netting	[4]	86.6	1.9
Netting with gross assets	[1],[4]	(78.2)	0.0
Net liabilities recognized on the balance sheet	[4]	8.4	1.9
Netting potential not recognized on the balance sheet
Financial assets	[2],[4]	(2.1)	0.0
Collateral pledged	[2],[4]	(5.9)	(0.1)
Liabilities after consideration of netting potential	[2],[4]	0.4	1.8
Liabilities not subject to netting arrangements
Liabilities recognized on the balance sheet	[3],[4]	25.2	14.7
Total liabilities
Total liabilities after consideration of netting potential	[4]	25.6	16.5
Total liabilities recognized on the balance sheet	[4]	33.6	16.6
of which: reverse repurchase agreements
Netting recognized on the balance sheet
Gross liabilities before netting		86.1
Netting with gross assets	[1]	(78.2)
Net liabilities recognized on the balance sheet		7.9
Netting potential not recognized on the balance sheet
Financial assets	[2]	(2.1)
Collateral pledged	[2]	(5.9)
Liabilities after consideration of netting potential	[2]	0.0
Liabilities not subject to netting arrangements
Liabilities recognized on the balance sheet	[3]	1.6
Total liabilities
Total liabilities after consideration of netting potential		1.6
Total liabilities recognized on the balance sheet		9.5
UBS AG
Netting recognized on the balance sheet
Gross liabilities before netting		260.4	239.0
Netting with gross assets	[1]	(97.2)	(82.0)
Net liabilities recognized on the balance sheet		163.2	157.0
Netting potential not recognized on the balance sheet
Financial assets	[2]	(110.7)	(110.0)
Collateral pledged	[2]	(32.6)	(22.7)
Liabilities after consideration of netting potential	[2]	19.8	24.3
Liabilities not subject to netting arrangements
Liabilities recognized on the balance sheet	[3]	35.4	27.3
Total liabilities
Total liabilities after consideration of netting potential		55.2	51.6
Total liabilities recognized on the balance sheet		198.5	184.3
UBS AG | Payables from securities financing transactions
Netting recognized on the balance sheet
Gross liabilities before netting	[4]	20.6	92.5
Netting with gross assets	[1],[4]	(12.4)	(78.8)
Net liabilities recognized on the balance sheet	[4]	8.3	13.7
Netting potential not recognized on the balance sheet
Financial assets	[2],[4]	(3.6)	(7.7)
Collateral pledged	[2],[4]	(4.7)	(6.0)
Liabilities after consideration of netting potential	[2],[4]	0.0	0.0
Liabilities not subject to netting arrangements
Liabilities recognized on the balance sheet	[3],[4]	2.0	3.8
Total liabilities
Total liabilities after consideration of netting potential	[4]	2.0	3.8
Total liabilities recognized on the balance sheet	[4]	10.3	17.5
UBS AG | Derivative financial instruments - Liabilities
Netting recognized on the balance sheet
Gross liabilities before netting		124.1	114.3
Netting with gross assets	[1]	(4.3)	(2.1)
Net liabilities recognized on the balance sheet		119.8	112.2
Netting potential not recognized on the balance sheet
Financial assets	[2]	(90.8)	(85.6)
Collateral pledged	[2]	(20.9)	(15.4)
Liabilities after consideration of netting potential	[2]	8.1	11.2
Liabilities not subject to netting arrangements
Liabilities recognized on the balance sheet	[3]	5.9	6.9
Total liabilities
Total liabilities after consideration of netting potential		14.0	18.1
Total liabilities recognized on the balance sheet		125.7	119.1
UBS AG | Cash collateral payables on derivative instruments
Netting recognized on the balance sheet
Gross liabilities before netting	[5]	29.0	30.2
Netting with gross assets	[1],[5]	(2.3)	(1.1)
Net liabilities recognized on the balance sheet	[5]	26.7	29.2
Netting potential not recognized on the balance sheet
Financial assets	[2],[5]	(14.2)	(16.7)
Collateral pledged	[2],[5]	(1.2)	(1.2)
Liabilities after consideration of netting potential	[2],[5]	11.3	11.3
Liabilities not subject to netting arrangements
Liabilities recognized on the balance sheet	[3],[5]	2.2	1.9
Total liabilities
Total liabilities after consideration of netting potential	[5]	13.5	13.1
Total liabilities recognized on the balance sheet	[5]	28.9	31.0
UBS AG | Other financial liabilities designated at fair value
Netting recognized on the balance sheet
Gross liabilities before netting	[4]	86.6	1.9
Netting with gross assets	[1],[4]	(78.2)	0.0
Net liabilities recognized on the balance sheet	[4]	8.4	1.9
Netting potential not recognized on the balance sheet
Financial assets	[2],[4]	(2.1)	0.0
Collateral pledged	[2],[4]	(5.9)	(0.1)
Liabilities after consideration of netting potential	[2],[4]	0.4	1.8
Liabilities not subject to netting arrangements
Liabilities recognized on the balance sheet	[3],[4]	25.2	14.7
Total liabilities
Total liabilities after consideration of netting potential	[4]	25.6	16.5
Total liabilities recognized on the balance sheet	[4]	33.6	$ 16.6
UBS AG | of which: reverse repurchase agreements
Netting recognized on the balance sheet
Gross liabilities before netting		86.1
Netting with gross assets	[1]	(78.2)
Net liabilities recognized on the balance sheet		7.9
Netting potential not recognized on the balance sheet
Financial assets	[2]	(2.1)
Collateral pledged	[2]	(5.9)
Liabilities after consideration of netting potential	[2]	0.0
Liabilities not subject to netting arrangements
Liabilities recognized on the balance sheet	[3]	1.6
Total liabilities
Total liabilities after consideration of netting potential		1.6
Total liabilities recognized on the balance sheet		$ 9.5

[1]
The logic of the table results in amounts presented in the “Netting with gross assets” column corresponding to the amounts presented in the “Netting with gross liabilities” column in the assets table presented on the previous page. Netting in this column for repurchase agreements presented within the lines “Payables from securities financing transactions” and “Other financial liabilities designated at fair value” taken together corresponds to the amounts presented for reverse repurchase agreements in the “Receivables from securities financing transactions” and “Financial assets at fair value not held for trading” lines in the assets table presented on the previous page.

[2]
For the purpose of this disclosure, the amounts of financial instruments and cash collateral presented have been capped by the relevant netting agreement so as not to exceed the net amount of financial liabilities presented on the balance sheet; i.e., over-collateralization, where it exists, is not reflected in the table.

[3]	Includes liabilities not subject to enforceable netting arrangements and other out-of-scope items.
[4]
Certain repurchase agreements were reclassified from amortized cost to fair value through profit or loss upon adoption of IFRS 9 as of 1 January 2018. This has resulted in an increase in amounts presented on the line “Other financial liabilities designated at fair value” and a decrease in amounts presented on the line “Payables from securities financing transactions.” Refer to Note 1c for more information

[5]
The net amount of Cash collateral payables on derivative instruments recognized on the balance sheet includes certain exchange-traded derivatives that are net settled on a daily basis either legally or in substance under IAS 32 principles and exchange-traded derivatives that are economically settled on a daily basis.